ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
May 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Advance JV Group Limited (the “Company”) was incorporated in the Cayman Islands on July 29, 2025 as an investment holding company. The Company conducts its primary operations through its indirectly wholly-owned subsidiary Advance JV Construction Limited (“AJVCL”) which is incorporated and domiciled in Hong Kong SAR (“HKSAR”) on January 5, 2021.

The Company wholly owns Advance JV Limited (“AJVL”) an investment holding company that was incorporated in the British Virgin Islands (“BVI”) on August 7, 2025. The primary purpose of AJVL is to hold AJVCL.

The Company, through its indirectly wholly-owned subsidiary, AJVCL, is a construction works service provider based in HKSAR, providing (i) foundation works services and (ii) foundation works consultancy services. The Company generally provides construction services as a subcontractor to other general construction contractors in Hong Kong.

As of May 31, 2026 and 2025, the Company and its subsidiaries are detailed in the table as follows:

Name	Date of incorporation	Place of incorporation	Ownership (%)	Principal activities
Advance JV Group Limited	July 29, 2025	Cayman Islands	Parent	Investment holdings
Advance JV Limited	August 7, 2025	The British Virgin Islands	100%	Investment holdings
Advance JV Construction Limited	January 5, 2021	Hong Kong	100%	Provision of construction works services

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, the Company became the holding company of the Group on October 18, 2025. As the Group was under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the beginning of the period, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

The consolidated balance sheets as of May 31, 2026 and 2025 present the assets and liabilities of the aforementioned companies now comprising the Group which had been incorporated/established as of the relevant balance sheet date as if the current group structure had been in existence at those dates based on the same control aforementioned.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 18.